Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019
Accrued expenses and Other Current Liabilities [Abstract]
Ongoing accrued expenses	$ 217,133	$ 259,661
Project-related provisions	121,658	140,701
Taxes payable	25,739	28,335
Dividends payable	43,084	38,413
Derivative instruments	4,902	5,053
Other	181,092	175,494
Total accrued expenses and other current liabilities	$ 593,608	$ 647,657